S000004306 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	302 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	13.07%	14.22%
S&P 100 (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	20.14%	16.44%	16.21%
iShares S&P 100 ETF
Prospectus [Line Items]
Average Annual Return, Percent	19.90%	16.21%	15.98%
Performance Inception Date				Oct. 23, 2000
iShares S&P 100 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	19.64%	15.88%	15.54%
iShares S&P 100 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.93%	13.02%	13.42%